Consolidated Statements of Equity - JPY (¥) ¥ in Millions	Total	Capital stock	Capital surplus	Retained earnings appropriated for legal reserve	Unappropriated retained earnings	Unappropriated retained earnings Revision of prior period, accounting standards update, adjustment	Accumulated other comprehensive income (loss), net of taxes:	Treasury stock, at cost:	Total Mitsubishi UFJ Financial Group shareholders’ equity	Noncontrolling interests:
Balance at beginning of fiscal year at Mar. 31, 2021		¥ 2,090,270	¥ 5,533,761	¥ 239,571	¥ 8,589,900		¥ (289,481)	¥ (503,072)		¥ 583,605
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			1,555
Retirement of common stock			204,456					204,456
Other—net			(3,088)							1
Net income (loss) attributable to Mitsubishi UFJ Financial Group	¥ (83,320)				(83,320)
Common stock—¥26.00 per share in 2022, ¥30.50 per share in 2023, and ¥36.50 per share in 2024					(333,934)
Net change during the fiscal year	552,485						516,514			35,971
Purchases of shares of treasury stock (Note 18)								(158,529)
Sales of shares of treasury stock								5,581
Net increase resulting from changes in interests in consolidated subsidiaries, consolidated VIEs, and affiliated companies								(660)
Initial subscriptions of noncontrolling interests										5,647
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders										67,300
Decrease in noncontrolling interests related to deconsolidation of subsidiaries										(14,468)
Decrease in noncontrolling interests related to disposition of subsidiaries										(80)
Net income attributable to noncontrolling interests	(39,104)									39,104
Dividends paid to noncontrolling interests										(25,626)
Balance at end of fiscal year at Mar. 31, 2022	16,296,522	2,090,270	5,327,772	239,571	8,172,646		227,033	(452,224)	¥ 15,605,068	691,454
Balance at end of fiscal year (Effect of adopting new guidance on troubled debt restructurings and vintage disclosures) at Mar. 31, 2022						¥ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			(6,022)
Retirement of common stock			418,098					418,098
Other—net			(1,497)							(939)
Net income (loss) attributable to Mitsubishi UFJ Financial Group	376,635				376,635
Common stock—¥26.00 per share in 2022, ¥30.50 per share in 2023, and ¥36.50 per share in 2024					(379,571)
Net change during the fiscal year	637,108						617,159			19,949
Purchases of shares of treasury stock (Note 18)								(450,376)
Sales of shares of treasury stock								2,118
Net increase resulting from changes in interests in consolidated subsidiaries, consolidated VIEs, and affiliated companies								(168)
Initial subscriptions of noncontrolling interests										3,316
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders										(10,174)
Decrease in noncontrolling interests related to deconsolidation of subsidiaries										(9,925)
Decrease in noncontrolling interests related to disposition of subsidiaries										(2,489)
Net income attributable to noncontrolling interests	(30,413)									30,413
Dividends paid to noncontrolling interests										(18,784)
Balance at end of fiscal year at Mar. 31, 2023	16,466,167	2,090,270	4,902,155	239,571	8,169,710		844,192	(482,552)	15,763,346	702,821
Balance at end of fiscal year (Effect of adopting new guidance on troubled debt restructurings and vintage disclosures) at Mar. 31, 2023						0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			(792)
Retirement of common stock			265,010					265,010
Other—net			(256)							70
Net income (loss) attributable to Mitsubishi UFJ Financial Group	1,328,121				1,328,121
Common stock—¥26.00 per share in 2022, ¥30.50 per share in 2023, and ¥36.50 per share in 2024					(438,922)
Net change during the fiscal year	1,476,303						1,377,071			99,232
Purchases of shares of treasury stock (Note 18)								(400,090)
Sales of shares of treasury stock								3,835
Net increase resulting from changes in interests in consolidated subsidiaries, consolidated VIEs, and affiliated companies								(314)
Initial subscriptions of noncontrolling interests										58,117
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders										(22,204)
Decrease in noncontrolling interests related to deconsolidation of subsidiaries										(32,837)
Decrease in noncontrolling interests related to disposition of subsidiaries										(816)
Net income attributable to noncontrolling interests	(52,906)									52,906
Dividends paid to noncontrolling interests										(25,738)
Balance at end of fiscal year at Mar. 31, 2024	¥ 18,477,213	¥ 2,090,270	¥ 4,636,097	¥ 239,571	¥ 9,072,572		¥ 2,221,263	¥ (614,111)	¥ 17,645,662	¥ 831,551
Balance at end of fiscal year (Effect of adopting new guidance on troubled debt restructurings and vintage disclosures) at Mar. 31, 2024						¥ 13,663